Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Debt

8. Debt

First Lien Credit and Guaranty Agreement

On August 28, 2017, we entered into a syndicated First Lien Credit and Guaranty Agreement (“First Lien”) with various financial institutions. The First Lien originally provided a $235 million term loan (“First Lien Term Loan”) for a business acquisition and to repay existing indebtedness of the acquired company and a $50 million revolving line-of-credit (“Revolver”). The First Lien and the Revolver matures on August 28, 2024 and August 28, 2022, respectively. Subsequently, we entered into several amendments to the First Lien and the principal amount of the First Lien Term Loan was increased by $10 million in 2017 and increased by $115 million in each of 2018 and 2019, primarily to fund various business acquisitions and operation needs.

The First Lien Term Loan initially carried interest at a rate equal to, at our election, either the (a) greatest of (i) the prime rate, (ii) sum of the Federal Funds Effective Rate plus 0.5%, (iii) one month LIBOR plus 1.0% and (iv) 2%, plus a margin of 3.5%, or (b) the greater of (i) LIBOR and (ii) 1.0%, plus a margin of 4.5%. The Revolver initially bore interest at a rate equal to, at our election, either the (a) greatest of (i) the prime rate, (ii) sum of the Federal Funds Effective Rate plus 0.5%, (iii) one month LIBOR plus 1.0% and (iv) 2%, plus 3.5%, or (b) the greater of (i) LIBOR and (ii) 1.0%, plus a margin of 4.5%. As a result of the First Lien amendment in October 2018, the First Lien term loan and Revolver margin were both changed to range from 2.75% to 3.25% for base rate loans and to range from 3.75% to 4.25% for Eurodollar loans, based on our net leverage ratio.

Additionally, new contingent repayment provisions were added in the First Lien amendment in October 2018. Five business days after the initial public offering (“IPO”) of our stock, we were required to prepay all amounts (principal and interest) outstanding under the Second Lien term loan. Concurrently, we also were required to prepay the First Lien Term Loan in an amount equal to the IPO proceeds, less the amount used to repay the Second Lien Term Loan, multiplied by 50%. Accordingly, in September 2020, with the IPO proceeds, we repaid the mandatory minimum amount of $55.8 million and made an additional $30.8 million voluntary repayment.

We may prepay the First Lien Term Loan and the Revolver at any time without premium or penalty other than customary LIBOR breakage. According to the Consolidated Excess Cash Flow clause as defined in the First Lien, in April 2020, we prepaid $2.6 million of the First Lien Term Loan.

The amendments to the First Lien were accounted for as loan modifications.

The following table summarizes the carrying value of the First Lien Term Loan:

	September 30, 2020	December 31, 2019
	(In thousands)
Principal amount outstanding	$376,938	$467,332
Less: Debt discount, net of amortization	(2,623)	(3,850)
Less: Debt issuance costs, net of amortization	(4,225)	(5,825)

Carrying amount	$370,090	$457,657

Our obligation under the First Lien is secured by substantially all of our personal property assets and those of our United States-organized subsidiaries, including intellectual property. The First Lien Term Loan includes customary restrictive covenants that impose operating and financial restrictions on Corsair, including restrictions on our ability to take actions that could be in our best interests. These restrictive covenants include operating covenants restricting, among other things, our ability to incur additional indebtedness, effect certain acquisitions or make other fundamental changes. As of September 30, 2020, we were in compliance with all covenants.

In addition, the First Lien contains events of default that include, among others, non-payment of principal, interest or fees, breach of covenants, inaccuracy of representations and warranties, cross defaults to certain other indebtedness, bankruptcy and insolvency events, material judgments and events constituting a change of control. Upon the occurrence and during the continuance of an event of default, interest on the obligations may accrue at an increased rate in the case of a non-payment or bankruptcy and insolvency and the lenders may accelerate our obligations under the First Lien Term Loan, except that acceleration will be automatic in the case of bankruptcy and insolvency events of default.

Second Lien Credit and Guaranty Agreement

On August 28, 2017, we also entered into a syndicated Second Lien Credit and Guaranty Agreement (“Second Lien”) with various financial institutions. The Second Lien initially provided a $65 million term loan (“Second Lien Term Loan”), with a maturity date of August 28, 2025, for a business acquisition and for general corporate operations purposes. The Second Lien Term Loan initially carried interest at a base rate equal to that of the First Lien loan, plus a margin of 7.25% for base rate loans and 8.25% for Eurodollar loans. In October 2017, we entered into an amendment to the Second Lien and the principal amount of the Second Lien Term Loan was reduced to $50 million and the applicable interest rate margins for both the base rate loans and Eurodollar loans were increased by 0.25%. The amendment to the Second Lien was accounted for as a loan modification.

We had the ability to prepay the Second Lien Term Loan any time after the first and second anniversary without premium or penalty. In the second and third quarter of 2020, with excess cash on hand, we repaid an aggregate of $50 million of the outstanding principal balance of the Second Lien Term Loan and following these repayments, the Second Lien Term Loan was fully repaid and all obligations and covenants thereunder were terminated.

The following table summarizes the carrying value of the Second Lien Term Loan:

	September 30, 2020	December 31, 2019
	(In thousands)
Principal amount outstanding	$—	$50,000
Less: Debt discount, net of amortization	—	(471)
Less: Debt issuance costs, net of amortization	—	(1,374)

Carrying amount	$—	$48,155

The following table summarizes the interest expense recognized for the First Lien and Second Lien:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
	(In thousands)
Contractual interest expense for First Lien and Second Lien Term Loan	$6,408	$7,582	$22,914	$22,662
Contractual interest expense for Revolver	—	789	16	2,099
Amortization of debt discount	219	216	672	700
Amortization of debt issuance costs	489	514	1,401	1,583
Loss on debt extinguishment	2,864	—	3,256	—

Total interest expense recognized	$9,980	$9,101	$28,259	$27,044

The estimated future principal payments under our total long-term debt as of September 30, 2020 are as follows:

Amounts
(In thousands)
2020 (remaining three months)	$—
2021	—
2022	—
2023	—
2024	376,938
Thereafter	—

Total debt	$376,938
Less: Discount and debt issuance costs	(6,848)

Total Debt, net of discount and debt issuance costs	$370,090

Presented on the condensed combined consolidated balance sheet under:
Current portion of debt, net	$—

Debt, net	$370,090

8. Debt

First Lien Credit and Guaranty Agreement

On August 28, 2017, the Company entered into a syndicated First Lien Credit and Guaranty Agreement (“First Lien”) with various financial institutions. The First Lien originally provided a $235 million term loan (“First Lien Term Loan”) for a business acquisition and to repay existing indebtedness of the acquired company and a $50 million revolving line-of-credit (“Revolver”). The First Lien and the Revolver matures on August 28, 2024 and August 28, 2022, respectively.

Subsequently, the Company entered into several amendments to the First Lien and the principal amount of the First Lien Term Loan was increased by $10 million in 2017 and increased by $115 million in each of 2018 and 2019, primarily to fund various business acquisitions and operation needs. The First Lien Term Loan initially carried interest at a rate equal to, at the Company’s election, either the (a) greatest of (i) the prime rate, (ii) sum of the Federal Funds Effective Rate plus 0.5%, (iii) one month LIBOR plus 1.0% and (iv) 2%, plus a margin of 3.5%, or (b) the greater of (i) LIBOR and (ii) 1.0%, plus a margin of 4.5%. The Revolver initially bore interest at a rate equal to, at the Company’s election, either the (a) greatest of (i) the prime rate, (ii) sum of the Federal Funds Effective Rate plus 0.5%, (iii) one month LIBOR plus 1.0% and (iv) 2%, plus 3.5%, or (b) the greater of (i) LIBOR and (ii) 1.0%, plus a margin of 4.5%. As a result of the First Lien amendment in October 2018, the First Lien term loan and Revolver margin were both changed to range from 2.75% to 3.25% for base rate loans and to range from 3.75% to 4.25% for Eurodollar loans, based on the Company’s net leverage ratio.

Additionally, new contingent repayment provisions were added in the First Lien amendment in October 2018. Five business days after a qualified initial public offering (“IPO”) of the Company’s stock, the Company will be required to prepay all amounts (principal and interest) outstanding under the Second Lien term loan. Concurrently, the Company will also be required to prepay the First Lien Term Loan in an amount equal to the IPO proceeds, less the amount used to repay the Second Lien Term Loan, multiplied by 50%.

The amendments to the First Lien were accounted for as loan modifications.

The Company may prepay the First Lien Term Loan and the Revolver at any time without premium or penalty other than customary LIBOR breakage.

The Company incurred debt issuance costs in connection with the First Lien Term Loan and its related amendments, in aggregate, of $1.0 million and $2.3 million in 2018 and 2019, respectively, and these costs are amortized over the term of the First Lien Term loan using an effective interest rate method.

The following table summarizes the carrying value of the First Lien Term Loan:

	December 31, 2018	December 31, 2019

	(In thousands)
Principal amount outstanding	$356,300	$467,332
Less: Debt discount, net of amortization	(3,538)	(3,850)
Less: Debt issuance costs, net of amortization	(4,804)	(5,825)

Carrying amount	$347,958	$457,657

Effective Interest rate	7.4%	6.8%

The Company also incurred debt issuance costs in connection with the Revolver of $2.0 million in 2017 and additional $150 thousand each in 2018 and 2019. These costs are recorded in prepaid expenses and other current assets and other assets in the combined consolidated balance sheets and amortized on a straight-line basis over the term of the Revolver. The debt issuance costs for Revolver, net of amortization was $1.4 million and $1.1 million as of December 31, 2018 and December 31, 2019, respectively.

The following table summarizes the draws and repayments of the Revolver:

	Year Ended December 31, 2018	Year Ended December 31, 2019

	(In thousands)
Beginning balance	$—	$27,000
Draws	364,300	475,300
Repayments	(337,300)	(502,300)

Ending balance	$27,000	$—

The Company recorded interest expense of $2.0 million and $3.3 million, including amortization of issuance costs of $0.5 million and $0.5 million, for the years ended December 31, 2018 and 2019, respectively, under the Revolver.

Second Lien Credit and Guaranty Agreement

On August 28, 2017, the Company also entered into a syndicated Second Lien Credit and Guaranty Agreement (“Second Lien”) with various financial institutions. The Second Lien initially provided a $65 million term loan (“Second Lien Term Loan”), with a maturity date of August 28, 2025, for a business acquisition and for general corporate operations purposes. The Second Lien Term Loan initially carried interest at a base rate equal to that of the First Lien loan, plus a margin of 7.25% for base rate loans and 8.25% for Eurodollar loans.

In October 2017, the Company entered into an amendment to the Second Lien and the principal amount of the Second Lien Term Loan was reduced by $15 million and the applicable interest rate margins for both the base rate loans and Eurodollar loans were increased by 0.25%. The amendment to the Second Lien was accounted for as a loan modification.

The Company may prepay the Second Lien Term Loan any time after the first and second anniversary without premium or penalty.

The Company incurred debt issuance costs in connection with the Second Lien Term Loan and its related amendment of $2.2 million in 2017 and these costs are amortized over the term of the Second Lien Term loan using an effective interest rate method.

The following table summarizes the carrying value of the Second Lien Term Loan:

	December 31, 2018	December 31, 2019

	(In thousands)
Principal amount outstanding	$50,000	$50,000
Less: Debt discount, net of amortization	(572)	(471)
Less: Debt issuance costs, net of amortization	(1,669)	(1,374)

Carrying amount	$47,759	$48,155

Effective Interest rate	11.9%	11.4%

The Company recorded interest expense of $24.4 million and $26.3 million, including amortization of debt issuance costs and debt discounts of $2.5 million and $2.1 million for the years ended December 31, 2018 and 2019 under First Lien Term Loan. The Company recorded interest expense of $5.7 million and $5.9 million, including amortization of debt issuance costs and debt discounts of $0.3 million and $0.4 million for the years ended December 31, 2018 and 2019 under the Second Lien Term Loan.

The Company’s obligations under the First Lien and Second Lien are secured by substantially all of its personal property assets and those of its subsidiaries, including their intellectual property. Also pledged as security are all shares held in the majority-owned subsidiaries. The First Lien and Second Lien Term Loans include customary restrictive covenants that impose operating and financial restrictions on the Company, including restrictions on its ability to take actions that could be in the Company’s best interests. These restrictive covenants include operating covenants restricting, among other things, the Company’s ability to incur additional indebtedness, effect certain acquisitions or make other fundamental changes. The Company was in compliance with all of the covenants as of December 31, 2019.

In addition, the First Lien and Second Lien contain events of default that include, among others, non-payment of principal, interest or fees, breach of covenants, inaccuracy of representations and warranties, cross defaults to certain other indebtedness, bankruptcy and insolvency events, material judgments and events constituting a change of control. Upon the occurrence and during the continuance of an event of default, interest on the obligations may accrue at an increased rate in the case of a non-payment or bankruptcy and insolvency and the lenders may accelerate the Company’s obligations under the First Lien Term Loan, except that acceleration will be automatic in the case of bankruptcy and insolvency events of default.

The following table summarizes the interest expense recognized for the First Lien and Second Lien:

	Year Ended December 31, 2018	Year Ended December 31, 2019

	(In thousands)
Contractual interest expense for First Lien and Second Lien Term Loan	$27,395	$29,757
Contractual interest expense for Revolver	1,500	2,758
Amortization of debt discount	1,046	946
Amortization of debt issuance costs	2,258	2,043
Loss on partial debt extinguishment	—	—

Total interest expense recognized	$32,199	$35,504

The estimated future principal payments under the Company’s total long-term debt as of December 31, 2019 are as follows:

Amounts
(In thousands)

2020	$4,771
2021	4,771
2022	4,771
2023	4,771
2024	448,248
Thereafter	50,000

Total debt	$517,332

Less: Discount and debt issuance costs	(11,520)
Less: Current portion of debt, net	(2,364)

Debt, net	$503,448